Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue (1) when the price is fixed and determinable, (2) persuasive evidence of an arrangement exists, (3) the service has been provided, and (4) collectability is assured.